Organization (Details) - USD ($)		12 Months Ended
	Apr. 15, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Oct. 05, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Gains on disposals of property, plant and equipment	$ 400,000
Gain on sale of technology license	30,000	$ 30,000
Gain on technology transfer, development agreement, and technology license agreement		$ 100,000
Non-refundable deposit	$ 100,000
Deposits from customers			$ 117,882,000	$ 34,713,000	$ 100,000